Cover	2 Months Ended
Feb. 28, 2025
Entity Addresses [Line Items]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	Xpand Boom Technology Inc.
Entity Central Index Key	0002060614
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18th Floor, Block B,
Entity Address, Address Line Two	Yuanlun Building, No. 350 Qifei Road
Entity Address, Address Line Three	Binjiang District
Entity Address, City or Town	Hangzhou City
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates